SIGNIFICANT ACCOUNTING POLICIES (Schedule of Details About Reclassifications Out Of Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized gains loss on cash flow hedge	$ (37)
Financial expenses, net [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized gains loss on cash flow hedge	$ (37)